Shareholders' Equity - Accumulated Balances Related to Each Component of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OCI before reclassifications	$ 226	$ 41	$ (197)
Amounts reclassified from AOCI	(14)	80	(140)
Impact of ST-Ericsson deconsolidation	60
OCI Balance	272	121	(337)
Cumulative tax impact	(24)	3	28
OCI Balance, net of tax	248	124	(309)
Balance	1,024	752	631	968
Cumulative tax impact	18	42	39	11
Balance, net of tax	1,042	794	670	979
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
OCI before reclassifications	40	28	(15)
Amounts reclassified from AOCI	(28)	62	(110)
Impact of ST-Ericsson deconsolidation
OCI Balance	12	90	(125)
Cumulative tax impact	(3)	(11)	9
OCI Balance, net of tax	9	79	(116)
Balance	38	26	(64)	61
Cumulative tax impact	(5)	(2)	9
Balance, net of tax	33	24	(55)	61
Available-For-Sale Securities [Member]
OCI before reclassifications	2	6
Amounts reclassified from AOCI			(33)
Impact of ST-Ericsson deconsolidation
OCI Balance	2	6	(33)
Cumulative tax impact	3		1
OCI Balance, net of tax	5	6	(32)
Balance	1	(1)	(7)	26
Cumulative tax impact		(3)	(3)	(4)
Balance, net of tax	1	(4)	(10)	22
Accumulated Defined Benefit Plan Items [Member]
OCI before reclassifications	80	(57)	(81)
Amounts reclassified from AOCI	14	18	3
Impact of ST-Ericsson deconsolidation	11
OCI Balance	105	(39)	(78)
Cumulative tax impact	(24)	14	18
OCI Balance, net of tax	81	(25)	(60)
Balance	(100)	(205)	(166)	(88)
Cumulative tax impact	23	47	33	15
Balance, net of tax	(77)	(158)	(133)	(73)
Foreign Currency Translation Adjustment ("CTA") [Member]
OCI before reclassifications	104	64	(101)
Amounts reclassified from AOCI
Impact of ST-Ericsson deconsolidation	49
OCI Balance	153	64	(101)
Cumulative tax impact
OCI Balance, net of tax	153	64	(101)
Balance	1,085	932	868	969
Cumulative tax impact
Balance, net of tax	$ 1,085	$ 932	$ 868	$ 969